Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	HMLP
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015